<SEQUENCE>1
<FILENAME>compliance13f_12312012.txt

<PERIOD>	12/31/2012
</FILER>
<SROS>	None
<DOCUMENT-COUNT>                 1

<SUBMISSION-CONTACT>
Christopher E. Gildea
302-478-4300
</SUBMISSION-CONTACT>

                               Form 13F Holdings Report
                                    UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549
				      FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2012

Check here if Amendment 		[   ];  Amendment Number :

This Amendment (Check Only one.): 	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:    	Merit Investment Management
Address: 	1 Righter Parkway; Suite 120
Wilmington, 	DE	19803

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager :

Name: 	Christopher E. Gildea
Title: 	Managing Member
Phone:	302-478-4300

Signature,Place, and Date Of Signing:

Christopher E. Gildea, Wilmington DE, February 11, 2012

Report Type (Check only one.):

[X ]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

	        FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total: $103,824 (x1000)

List of Other Managers: NONE

      NAME OF      		TITLE OF         	Value 	Shares/Prn           	Invstm  Other  	 Sole
      ISSUER        		CLASS    CUSIP  	x$1000   Amt Sh/Prn	Put/Ca	Dscret Managers	Voting

Altria Group Inc		COM	02209S103	8214	261248	SH		SOLE		261248
American Capital Agency	Corp	COM	02503X105	10773	372752	SH		SOLE		372752
American Capital Mortgage Inv	COM	02504A104	1600	67862	SH		SOLE		67862
Apple Inc			COM	037833100	2724	5118	SH		SOLE		5118
Armour Residential REIT Inc	COM	042315101	4858	750868	SH		SOLE		750868
AT&T Inc			COM	00206R102	7115	211073	SH		SOLE		211073
Cedar Fair LP			COM	150185106	669	20000	SH		SOLE		20000
Centurylink Inc			COM	156700106	458	11695	SH		SOLE		11695
Cott Corp			COM	22163N106	1409	175475	SH		SOLE		175475
CSX Corp			COM	126408103	3020	153062	SH		SOLE		153062
CVS Caremark Corp		COM	126650100	1982	40986	SH		SOLE		40986
CYS Investments Inc		COM	12673A108	455	38491	SH		SOLE		38491
Dish Network Corp		COM	25470M109	494	13568	SH		SOLE		13568
Equity Residential		COM	29476L107	6062	106970	SH		SOLE		106970
EI du Pont de Nemours & Co	COM	263534109	427	9487	SH		SOLE		9487
Enterprise Product Partners LP	COM	293792107	2325	46419	SH		SOLE		46419
Hatteras Financial Corp		COM	41902R103	1941	78216	SH		SOLE		78216
Intel Corp			COM	458140100	5945	288310	SH		SOLE		288310
Invesco Mortgage Capital Inc	COM	46131B100	1889	95831	SH		SOLE		95831
Kinder Morgan Energy Prtners LP	COM	494550106	472	5916	SH		SOLE		5916
Lockheed Martin Corp		COM	539830109	497	5385	SH		SOLE		5385
Lorillard Inc			COM	544147101	451	3868	SH		SOLE		3868
MarkWest Energy Partners LP	COM	570759100	1846	36196	SH		SOLE		36196
McDonald's Corp			COM	580135101	464	5263	SH		SOLE		5263
Merck & Co Inc			COM	58933Y105	6008	146762	SH		SOLE		146762
Norfolk Southern Corp		COM	655844108	492	7964	SH		SOLE		7964
PennyMac Mortgage Investment	COM	713291102	2072	81941	SH		SOLE		81941
Phillip Morris International In	COM	718172109	6319	75553	SH		SOLE		75553
Plains All American Pipeline LP	COM	726503105	695	15372	SH		SOLE		15372
Reynolds American Inc		COM	761713106	5776	139425	SH		SOLE		139425
Rite Aid Corp			COM	767754104	1611	1184606	SH		SOLE		1184606
RLI Corp			COM	749607107	1316	20351	SH		SOLE		20351
Southern Co			COM	842587107	7161	167269	SH		SOLE		167269
Verizon Communications Inc	COM	92343V104	444	10263	SH		SOLE		10263
Xcel Energy Inc			COM	98389B100	5841	218669	SH		SOLE		218669






